787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

September 30, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BlackRock Income Trust, Inc.

Securities Act File No. 333-262743, Investment Company Act File No. 811-05542

Ladies and Gentlemen:

On behalf of BlackRock Income Trust, Inc. (the “Fund”), pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), we hereby file via EDGAR transmission Post-Effective Amendment No. 2 (the “Amendment”) to the Fund’s Registration Statement on Form N-2 (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 416(b) under the Securities Act to reduce the number of shares of common stock registered on the Registration Statement from 25,000,000 to 8,333,333 shares of common stock in connection with the Registrant’s 1-for-3 reverse stock split whereby every three shares of common stock will be changed into one share of common stock (the “Reverse Stock Split”). The Reverse Stock Split is expected to be effective October 18, 2022. The Fund plans to request acceleration of the effectiveness of the Amendment on October 18, 2022 pursuant Rule 461 under the Securities Act.

The Amendment contains no material changes to Pre-Effective Amendment No. 1 to the Registration Statement filed on June 10, 2022, which was declared effective by the Securities and Exchange Commission on June 21, 2022, other than to: (i) reflect the reduced number of shares of common stock registered on the Registration Statement; (ii) reflect the approximate effects of the Reverse Stock Split on the number of outstanding shares of common stock, the financial highlights and the share price data required by Item 8.5 of Form N-2; (iii) update the Fund’s fees and expenses and effects of leverage calculation to reflect current expenses; (iv) add the Fund’s semi-annual financial highlights for the fiscal period ended June 30, 2022 and incorporate by reference the Fund’s semi-annual report to shareholders for the same period; (v) update certain disclosures in light of the implementation of Rule 18f-4 and Rule 2a-5 under the Investment Company Act and other developments; and (vi) attach additional exhibits.

BRUSSELS     CHICAGO     FRANKFURT     HOUSTON     LONDON     LOS ANGELES     MILAN

NEW YORK     PALO ALTO     PARIS     ROME     SAN FRANCISCO     WASHINGTON

September 30, 2022

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-3840.

Very truly yours,

/s/ Esther Lee
Esther Lee

Enclosures

cc:	Diana Huffman, Esq., BlackRock, Inc.

Bomi Lee, Esq., BlackRock, Inc.

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

Bissie K. Bonner, Esq., Willkie Farr & Gallagher LLP